Equity (Loss) Earnings of Joint Venture (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Summarized statements of operations
STRATTEC’s equity (loss) earnings of VAST LLC	$ (225,000)	$ (1,071,000)	$ 1,246,000
Vehicle Access Systems Technology Llc
Summarized statements of operations
Net sales	92,388,000	76,373,000	78,002,000
Cost of goods sold	76,759,000	65,211,000	63,286,000
Gross profit	15,629,000	11,162,000	14,716,000
Engineering, selling and administrative expense	17,270,000	14,930,000	9,527,000
(Loss) income from operations	(1,641,000)	(3,768,000)	5,189,000
Other income (expense), net	497,000	246,000	(247,000)
(Loss) income before provision for Income taxes	(1,144,000)	(3,522,000)	4,942,000
(Benefit) provision for income taxes	(690,000)	(297,000)	1,202,000
Net (loss) income	(454,000)	(3,225,000)	3,740,000
STRATTEC’s share of VAST LLC net (loss) income	(151,000)	(1,075,000)	1,247,000
Intercompany profit eliminations	4,000	4,000	(1,000)
STRATTEC’s equity (loss) earnings of VAST LLC	$ (147,000)	$ (1,071,000)	$ 1,246,000